Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details)	Dec. 31, 2024
License [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	5 years
Minimum [Member] | Computer software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	3 years
Maximum [Member] | Computer software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	5 years